NON-CASH TRANSACTIONS: (Details Narrative) - Recast [Member] - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Debt Conversion [Line Items]
Accounts Payable and Accrued Liabilities, Current	$ 1,250,188	$ 2,785,881
Deferred Mineral Property Expenditures [Member]
Debt Conversion [Line Items]
Accounts Payable and Accrued Liabilities, Current	40,062	40,062
Accounts Payable, Current		40,062	$ 40,062
Promissory Notes [Member]
Debt Conversion [Line Items]
[custom:TransferOfInterestPayableToPromissoryNote]	$ 1,647,463	$ 3,489,856